TAXATION, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 10,699	$ 9,013
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(4,479)	(8,022)
Deferred tax assets	6,220	991
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	4,479	8,022
Deferred tax liabilities	(16,614)	(1,620)
Net deferred tax liabilities	(10,394)	(629)	$ (6,769)	$ (2,925)
Net Operating Losses [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	1	136
Net deferred tax liabilities	1	136	4,324	4,362
Share-Based Payments [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	3,925	3,573
Net deferred tax liabilities	3,925	3,573	2,672	$ 0
Deferred Revenue [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	4,184	4,184
Net deferred tax liabilities	4,184	4,184	0
Property, Plant and Equipment, Intangible Assets and Right-of-use Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	2,520	1,120
Net deferred tax liabilities	(18,573)	(8,522)	$ (13,765)
Impairment Charges [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	69	0
Net deferred tax liabilities	69	0
Property, Plant and Equipment and Intangible Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	$ (21,093)	$ (9,642)